PGIM Jennison Growth Fund Expense Example, No Redemption - PGIM Jennison Growth Fund	Sep. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 644
Expense Example, No Redemption, 3 Years	842
Expense Example, No Redemption, 5 Years	1,057
Expense Example, No Redemption, 10 Years	1,674
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	533
Expense Example, No Redemption, 5 Years	918
Expense Example, No Redemption, 10 Years	1,807
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	122
Expense Example, No Redemption, 3 Years	434
Expense Example, No Redemption, 5 Years	768
Expense Example, No Redemption, 10 Years	1,714
Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	70
Expense Example, No Redemption, 3 Years	221
Expense Example, No Redemption, 5 Years	384
Expense Example, No Redemption, 10 Years	859
R2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	112
Expense Example, No Redemption, 3 Years	371
Expense Example, No Redemption, 5 Years	650
Expense Example, No Redemption, 10 Years	1,446
R4
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	87
Expense Example, No Redemption, 3 Years	273
Expense Example, No Redemption, 5 Years	476
Expense Example, No Redemption, 10 Years	1,060
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	58
Expense Example, No Redemption, 3 Years	183
Expense Example, No Redemption, 5 Years	318
Expense Example, No Redemption, 10 Years	$ 714